INCOME TAX (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Reduced Corporate Tax Rate As Per Investment Law	12.00%
Tax Rate For Enterprise Located In Development Area	7.50%
Tax Rate Of Taxable Income As Per Tax Cuts And Jobs Act				80.00%
Gross Unrecognized Tax Benefits	$ 4,370	$ 4,471
Domestic
Disclosure Of Income Tax [Line Items]
Primary tax rate of the Company	23.00%	23.00%	23.00%
US
Disclosure Of Income Tax [Line Items]
Net Operating Loss Carryforwards	$ 79,400	$ 102,000
US | RhythmOne
Disclosure Of Income Tax [Line Items]
Net Operating Loss Carryforwards	100,800
International
Disclosure Of Income Tax [Line Items]
Net Operating Loss Carryforwards	16,600	$ 23,200
International | Unruly
Disclosure Of Income Tax [Line Items]
Net Operating Loss Carryforwards	$ 24,000